Acquisitions and Divestitures - Acquisitions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	$ 2,023	$ 16	$ 2,914
Accounts receivable	100		103
Inventory	79		102
Other current assets	10		12
Property, plant and equipment	74		171
Purchased finite-lived intangible assets	855	4	1,000
Purchased indefinite-lived intangible assets			520
Purchased goodwill	1,302	14	2,495
Accounts payable and other liabilities	(100)
Accounts payable and other liabilities, net of other assets			(232)
Interest bearing debt			(766)
Deferred tax asset/(liability)	(297)		(471)
Net assets acquired	2,023		2,914
Supplemental information:
Cash paid	2,032		2,949
Less: Cash acquired	9		35
Cash paid, net of cash acquired	2,023	$ 16	2,914
Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	442		755
Patents
Business Acquisitions Information
Purchased finite-lived intangible assets			62
Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	127		128
Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	285		33
Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	$ 1		$ 2
Maximum
Business Acquisitions Information
Intangible assets useful life	17 years	20 years	20 years
Minimum
Business Acquisitions Information
Intangible assets useful life	4 years	2 years	2 years
Weighted average
Business Acquisitions Information
Intangible assets useful life	15 years	8 years	14 years
Weighted average | Customer related intangible assets
Business Acquisitions Information
Intangible assets useful life	15 years		16 years
Weighted average | Patents
Business Acquisitions Information
Intangible assets useful life			7 years
Weighted average | Other technology-based intangible assets
Business Acquisitions Information
Intangible assets useful life	10 years		7 years
Weighted average | Definite-lived tradenames
Business Acquisitions Information
Intangible assets useful life	17 years		16 years
Weighted average | Other amortizable intangible assets
Business Acquisitions Information
Intangible assets useful life	5 years		4 years
Scott Safety
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	$ 2,011
Accounts receivable	100
Inventory	79
Other current assets	10
Property, plant and equipment	74
Purchased goodwill	1,296
Accounts payable and other liabilities	(100)
Deferred tax asset/(liability)	(297)
Net assets acquired	2,011
Supplemental information:
Cash paid	2,020
Less: Cash acquired	9
Cash paid, net of cash acquired	2,011
Annual sales prior to acquisition		$ 570
Scott Safety | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	439
Scott Safety | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	125
Scott Safety | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets	285
Capital Safety
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)			$ 1,724
Accounts receivable			66
Inventory			63
Other current assets			10
Property, plant and equipment			36
Purchased indefinite-lived intangible assets			520
Purchased goodwill			1,764
Accounts payable and other liabilities, net of other assets			(105)
Interest bearing debt			(766)
Deferred tax asset/(liability)			(464)
Net assets acquired			1,724
Supplemental information:
Cash paid			1,758
Less: Cash acquired			34
Adjustments to the preliminary purchase price allocations within the allocation period primarily related to contingent liabilities and certain tax-related items		$ 35
Cash paid, net of cash acquired			1,724
Capital Safety | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets			445
Capital Safety | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets			44
Capital Safety | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets			85
Capital Safety | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets			$ 26
Capital Safety | Minimum
Business Acquisitions Information
Minimum number of years of an indefinite-lived asset			55 years
Polypore Separations Media
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)			$ 1,037
Accounts receivable			30
Inventory			35
Other current assets			1
Property, plant and equipment			128
Purchased goodwill			636
Accounts payable and other liabilities, net of other assets			(122)
Net assets acquired			1,037
Supplemental information:
Cash paid			1,037
Cash paid, net of cash acquired			1,037
Polypore Separations Media | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets			270
Polypore Separations Media | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets			11
Polypore Separations Media | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets			42
Polypore Separations Media | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets			6
Other Acquisitions
Business Acquisitions Information
Purchase price paid for business combinations (net of cash acquired)	12		153
Accounts receivable			7
Inventory			4
Other current assets			1
Property, plant and equipment			7
Purchased goodwill	6		95
Accounts payable and other liabilities, net of other assets			(5)
Deferred tax asset/(liability)			(7)
Net assets acquired	12		153
Supplemental information:
Cash paid	12		154
Less: Cash acquired			1
Cash paid, net of cash acquired	12		153
Other Acquisitions | Customer related intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	3		40
Other Acquisitions | Patents
Business Acquisitions Information
Purchased finite-lived intangible assets			7
Other Acquisitions | Other technology-based intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	2		1
Other Acquisitions | Definite-lived tradenames
Business Acquisitions Information
Purchased finite-lived intangible assets			1
Other Acquisitions | Other amortizable intangible assets
Business Acquisitions Information
Purchased finite-lived intangible assets	$ 1		$ 2